Notes Receivable	12 Months Ended
Sep. 30, 2023
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

Notes receivable consisted of bank acceptance notes and commercial acceptance notes of $7,661,035 and $1,410,613 received from the Company’s customers as of September 30, 2023 and 2022, respectively. These notes with 3-6 months maturity dates were issued by customers to pay their payable balances to the Company, and most notes were guaranteed by banks.

Factored notes receivables with recourse amounted $4,442,870 and $nil were recorded as short-term borrowings as of September 30, 2023 and 2022, respectively.